Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Concentrations [Abstract]
Schedule of revenue from different industries

Industry	For the year ending December 31,
	2013	2012
Staffing	$80,780	$69,773
Transportation	627,095	782,058
Service	1,365,379	1,426,583
Other	20,357	105,483
Manufacturing	173,844	-
Apparel	96,673	142,729
	$2,364,128	$2,526,626

Schedule of revenue from different client

	Percentage of Accounts Receivable	Percentage of Revenues for
	Portfolio	the Twelve Months
	As of	Ended
Entity	December 31, 2013	December 31, 2013
Trucking company in MI	8.7%	4.3%
Cable trenching utility in FL	6.4%	3.4%
Importer in MI	8.4%	3.0%
Aerospace servicer in NM	6.2%	3.7%
Trucking Company in VA	6.4%	1.9%
	36.1%	16.3%